A summary of lease liabilities is as follows: (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Lease liabilities	$ 3,010,347	$ 2,886,666
Office lease additions - finance cost, mergers and acquisitions		808,095
Payments	(948,040)	(802,013)
Accretion	105,496	119,470
Office lease additions - finance cost, mergers and acquisitions	183,064	(1,871)
Balance at ending, lease liability	2,350,867	3,010,347
Current portion of contract lease liabilities	872,429	$ 796,835
Long-term portion of contract lease liabilities	$ 1,478,438